Transactions with related parties - Additional Information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 1,800,000	R$ 3,090,000	R$ 18,684,000
Allowance for expected credit losses on related parties	0
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	1,800,000	1,119,000	R$ 2,032,000
Officers and Directors | Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ 86	R$ 36
Bottom of range
Disclosure of transactions between related parties [line items]
Loans payable term	3 years
Top of range
Disclosure of transactions between related parties [line items]
Loans payable term	7 years